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                          COLUMBIA FUNDS SERIES TRUST


          Columbia Asset Allocation Fund II                     Columbia Maryland Intermediate Municipal Bond Fund
Columbia California Intermediate Municipal Bond Fund                 Columbia Masters Global Equity Portfolio
        Columbia Convertible Securities Fund                           Columbia Masters Heritage Portfolio
  Columbia Georgia Intermediate Municipal Bond Fund              Columbia Masters International Equity Portfolio
             Columbia Global Value Fund                                    Columbia Mid Cap Value Fund
              Columbia High Income Fund                          Columbia Multi-Advisor International Equity Fund
          Columbia International Value Fund                  Columbia North Carolina Intermediate Municipal Bond Fund
            Columbia Large Cap Core Fund                                 Columbia Short Term Bond Fund
            Columbia Large Cap Value Fund                            Columbia Short Term Municipal Bond Fund
     Columbia LifeGoal Balanced Growth Portfolio                        Columbia Small Cap Growth Fund II
         Columbia LifeGoal Growth Portfolio                              Columbia Small Cap Value Fund II
    Columbia LifeGoal Income and Growth Portfolio            Columbia South Carolina Intermediate Municipal Bond Fund
         Columbia LifeGoal Income Portfolio                              Columbia Total Return Bond Fund
       Columbia Marsico Focused Equities Fund                   Columbia Virginia Intermediate Municipal Bond Fund
            Columbia Marsico Growth Fund
  Columbia Marsico International Opportunities Fund                                (the Funds)
         Columbia Marsico 21st Century Fund


                          SUPPLEMENT DATED MAY 24, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

         Effective immediately, the statement of additional information for all share classes of the Funds is hereby supplemented by inserting the following beneath the paragraph that begins "The Trust has elected," which appears under the heading "Purchase, Redemption and Pricing of Shares":

         FRONT-END SALES CHARGES

         The following categories of investors, in addition to those described in the Funds' prospectuses, can buy Class A shares of the Funds at NAV (without paying a front-end sales charge):

         - Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.






INT-50/131646-0507                                                  May 24, 2007